                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement dated September 4, 2001
          to the Statement of Additional Information dated May 1, 2001, as supplemented May 4, 2001, June 13, 2001, July 6, 2001, August 1, 2001,
                               and August 20, 2001


For the period September 1, 2001 through November 30, 2001, A. G. Edwards will receive, for certain investments to a Monthly Accumulation Plan ("MAP"), in addition to the dealer reallowance, an additional 50 basis points on Class A Share and Class B Share purchases and an additional 25 basis points on Class C Share purchases of the Funds. The additional payments apply only to investments made by wire orders. For MAP investments of $10,000 or more, the MAP amount must be the lesser of 1% of the MAP or $1,000. For MAP investments less than $10,000, the MAP amount must be at least $100.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                              AIM JAPAN GROWTH FUND
                             AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated September 4, 2001 to
            the Statement of Additional Information dated May 1, 2001
          as supplemented June 14, 2001, July 6, 2001, August 1, 2001, and August 20, 2001


For the period September 1, 2001 through November 30, 2001, A. G. Edwards will receive, for certain investments to a Monthly Accumulation Plan ("MAP"), in addition to the dealer reallowance, an additional 50 basis points on Class A Share and Class B Share purchases and an additional 25 basis points on Class C Share purchases of AIM EUROLAND GROWTH FUND AND AIM MID CAP EQUITY FUND. The additional payments apply only to investments made by wire orders. For MAP investments of $10,000 or more, the MAP amount must be the lesser of 1% of the MAP or $1,000. For MAP investments less than $10,000, the MAP amount must be at least $100.